Virtus Horizon International Wealth Masters Fund
Virtus Horizon International Wealth Masters Fund

Virtus Horizon International Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated December 29, 2017 to the Summary Prospectuses dated April 10, 2017,

and the Virtus Opportunities Trust Statutory Prospectus,

dated April 10, 2017, each as supplemented

Important Notice to Investors

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Horizon International Wealth Masters Fund		Class A	Class C	Class I	Class T
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		2.12%	2.12%	2.12%	2.12%	[1]
Total Annual Fund Operating Expenses		3.27%	4.02%	3.02%	3.27%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.95%)	(1.95%)	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.32%	2.07%	1.07%	1.32%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 2.07% for Class C Shares, 1.07% for Class I Shares and 1.32% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Horizon International Wealth Masters Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	702	1,352	2,025	3,811
Class C	Sold	310	1,046	1,898	4,102
Class I	Sold	109	749	1,415	3,199
Class T	Sold	381	1,054	1,750	3,598

Expense Example, No Redemption - Virtus Horizon International Wealth Masters Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	702	1,352	2,025	3,811
Class C	Held	210	1,046	1,898	4,102
Class I	Held	109	749	1,415	3,199
Class T	Held	381	1,054	1,750	3,598